Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Net loss	$ 603,650	$ 217,203
Interest and penalties expense	$ 0	$ 0